ACCRUED EXPENSES AND OTHER LIABILITIES - Schedule of accrued expenses and other liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current portion:
Customer advances	¥ 248,937	$ 34,104	¥ 434,252
Salary and welfare payable	798,269	109,362	698,783
Purchase of property and equipment	348,284	47,715	458,978
Accrued expenses	116,015	15,894	124,943
Other tax and surcharges payable	181,444	24,858	117,323
Deferred government grants	243,247	33,325	3,867
Purchase consideration payable	569,050	77,960	529,648
Payables for acquisition of non-controlling interests (Note 4)	251,000	34,386	352,483
Finance lease liability	484,860	66,426	36,262
Individual income tax payable	64,508	8,838	7,999
Others	36,376	4,983	73,547
Accounts payable and accrued liabilities current	3,341,990	457,851	2,838,085
Non-current portion:
Deferred government grants	3,051	418	87,181
Purchase consideration payable	0	0	149,084
Finance lease liability	697,101	95,502	318,306
Unrecognized tax benefit	52,696	7,219	43,590
Others	37,423	5,128	36,642
Accounts payable and accrued liabilities noncurrent	¥ 790,271	$ 108,267	¥ 634,803